PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment as of March 31, 2016 and December 31, 2015 is summarized as follows:

	March 31, 2016	December 31, 2015
Computer equipment	$68,449	$68,449
Furniture and fixtures	10,117	10,117
Subtotal	78,566	78,566
Less accumulated depreciation	(63,066)	(60,158)
Property and equipment, net	$15,500	$18,408

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives of 3 to 5 years. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings.

Depreciation expense was $2,908 and $2,860 for the three months ended March 31, 2016 and 2015, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2015 and 2014 is summarized as follows:

	2015	2014
Computer equipment	$68,449	$54,900
Furniture and fixtures	10,117	7,803
Subtotal	78,566	62,703
Less accumulated depreciation	(60,158)	(49,683)
Property and equipment, net	$18,408	$13,020

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives of 3 to 5 years. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings.

Depreciation expense was $10,475 and $15,809 at December 31, 2015 and 2014, respectively.